MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Useful lives or depreciation rates, property, plant and equipment	The estimate of the useful life of Topia was determined to be 5.3 years (a decrease from the previous estimate of 7.8 years) as at October 1, 2018.	The estimate of the useful life of the GMC was determined to be 4.3 years (an increase from the previous estimate of 1.3 years) as at October 1, 2017.
Change in depreciation expense due to change in estimates	$ 230	$ 284